Note 8 - Stockholders' Equity (Details Textual)	12 Months Ended	24 Months Ended
	Jun. 28, 2015 USD ($)	Jun. 28, 2015 USD ($)	Jun. 28, 2014 USD ($)
Common Class A [Member]
Common Stock Voting Rights Vote Per Share	1
Common Class B [Member]
Common Stock Voting Rights Vote Per Share	10
Minimum [Member]
Loans to Employees Stated Percentage Rate	2.00%	2.00%
Maximum [Member]
Loans to Employees Stated Percentage Rate	2.50%	2.50%
Due from Employees	$ 34,799	$ 34,799	$ 39,093
Loans to Employees Term Length		3 years